Income tax / (expense) - Additional information (Details) € in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 EUR (€)	Dec. 31, 2026	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Disclosure Of Income Tax [Line Items]
Unused tax losses with no expiration date	€ 592,434			€ 592,434
Unused tax losses subject to expiration	15,251		$ 17,377	€ 14,821	$ 17,415
Current tax expense (income)	€ 0
Forecast
Disclosure Of Income Tax [Line Items]
Applicable tax rate		0.00%